John Hancock Global Climate Action Fund Shareholder Fees - Class I [Member] - John Hancock Global Climate Action Fund - Class I	Mar. 31, 2025
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%